Investment in Associate and Joint Ventures	12 Months Ended
Jul. 31, 2019
Disclosure Of Associate And Joint Ventures [Abstract]
Investment in Associate and Joint Ventures

19. Investment in Associate and Joint Ventures

The following is a summary of financial information for the Company’s joint ventures for the periods presented based on the latest publicly available information. Note that the numbers have not been pro-rated for the Company’s ownership interest.

	Truss	Belleville Complex Inc	HEXO MED
Period	July 31, 2019	July 31, 2019	July 31, 2019
Statement of Financial Position	$	$	$
Cash and cash equivalents	14,318	278	542
Current assets	5,701	2,604	59
Non- current assets	7,880	19,906	22

Current liabilities	7,477	1,155	26
Non-current labilities	–	21,909	–

Period	11 months ended July 31, 2019	August 21, 2018 to July 31, 2019	December 22, 2018 to July 31, 2019

Statement of Comprehensive Loss
Revenue	–	4,018	–

Operating expenses excluding depreciation
and amortization	(6,579)	(3,716)	–
Depreciation and amortization	–	(578)	–
Other expenses	–	–	(503)

Loss from operations	(6,579)	(276)	(503)
Income tax expenses	–	–	–
Total comprehensive loss	(6,579)	(276)	(503)

(a) Truss – Investment in Associate

	July 31, 2019	July 31, 2018
Opening Balance	$–	$–
Cash consideration of investment	11,476	–
Fair value of warrant consideration	42,386	–
Capitalized transaction costs	721	–
Share of net loss	(2,796)	–
Ending Balance	$51,786	$–

On October 4, 2018, the formation of the entity Truss between the Company and Molson Coors Canada (the “Partner”) was finalized. Truss is a standalone start-up company with its own board of directors and an independent management team and is incorporated in Canada. Truss is private company and its principle activities consist of pursuing opportunities to develop non-alcoholic, cannabis-infused beverages and is currently operating in Gatineau, Quebec.

The Partner holds 57,500 common shares representing 57.5% controlling interest in Truss with the Company holding 42,500 common shares and controlling the remaining 42.5% . In connection with the transaction the Company has granted the Partner 11,500,000 common share warrants at an exercise price of $6.00 for a period of 3 years.

Included in the initial investment cost is the capitalized fair value $42,386 of warrant consideration (see Note 11 for fair value inputs and assumptions).

Transaction costs of $721 in respect to the definitive agreement to form the joint venture were capitalized.

The joint venture is accounted for using the equity method. During the year ended July 31, 2019, the Company’s share in the net loss of Truss was ($2,796) (July 31, 2018 – $Nil).

(b) Belleville Complex Inc - Joint Venture

On October 31, 2018, the Company acquired a 25% interest in the joint venture Belleville Complex Inc. (“BCI”) with a related party Olegna Holdings Inc., owned and controlled by a director of the Company, holding the remaining 75% in BCI. The joint venture purchased a configured 1.5 million sq. ft. facility through a $20,279 loan issued by the Company on September 7, 2018, bearing an annual 4% interest rate and interest payable monthly. The loan and all remaining accrued interest were repaid in full during the period and interest income of $454 was realized.

As a part of the agreement, the Company will be the anchor tenant for a period of 20 years. Consideration for the 25% interest on the joint venture is deemed $Nil. The carrying value of BCI as at July 31, 2019 is $Nil (July 31, 2018 - $Nil).

(c) HEXO MED - Joint Venture

	July 31, 2019	July 31, 2018
Opening Balance	$–	$–
Cash consideration of investment	1,106	–
Capitalized transaction costs	125
Share of net loss	(168)	–
Ending Balance	$1,063	$–

HEXO MED is a Greece based joint venture established with partner QNBS P.C. (formerly Qannabos) and will serve as the Company’s entry point into the European medical cannabis markets. During the fiscal year 2019, the Company contributed a total of EUR$250 for a 33.34% interest in HEXO MED in cash. As of July 31, 2019, the Company has also accrued an additional EUR$500 per the terms of the shareholders agreement. Once remitted, the Company’s interest will increase to 51% (see Note 32). The carrying value of HEXO MED as at July 31, 2019 is $1,063 (July 31, 2018 - $Nil).